Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Reconciliation of Modified EBITDA to Net income (loss) [Table Text Block]
The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Income:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Modified EBITDA by segment:
Transmission & Gulf of Mexico	$2,621	$2,379	$2,175
Northeast G&P	1,712	1,489	1,314
West	961	947	952
Gas & NGL Marketing Services	22	51	—
Other	178	(15)	6
	5,494	4,851	4,447
Accretion expense associated with asset retirement obligations for nonregulated operations	(45)	(35)	(33)
Depreciation and amortization expenses	(1,842)	(1,721)	(1,714)
Impairment of goodwill	—	(187)	—
Equity earnings (losses)	608	328	375
Impairment of equity-method investments	—	(1,046)	(186)
Other investing income (loss) – net	7	8	107
Proportional Modified EBITDA of equity-method investments	(970)	(749)	(746)
Interest expense	(1,179)	(1,172)	(1,186)
(Provision) benefit for income taxes	(511)	(79)	(335)
Income (loss) from discontinued operations	—	—	(15)
Net income (loss)	$1,562	$198	$714

Reconciliation of revenue from segment to consolidated [Table Text Block]
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Income and Other financial information:

	Transmission & Gulf of Mexico	Northeast G&P	West	Gas & NGL Marketing Services (1)	Other	Eliminations	Total
	(Millions)
2021
Segment revenues:
Service revenues
External	$3,310	$1,490	$1,178	$3	$20	$—	$6,001
Internal	75	38	70	—	12	(195)	—
Total service revenues	3,385	1,528	1,248	3	32	(195)	6,001
Total service revenues – commodity consideration	52	7	179	—	—	—	238
Product sales
External	231	13	60	4,094	138	—	4,536
Internal	118	86	583	198	195	(1,180)	—
Total product sales	349	99	643	4,292	333	(1,180)	4,536
Net gain (loss) on commodity derivatives (2)	—	—	(44)	(84)	(20)	—	(148)
Total revenues	$3,786	$1,634	$2,026	$4,211	$345	$(1,375)	$10,627

Other financial information:
Additions to long-lived assets	$861	$164	$209	$1	$620	$—	$1,855
Proportional Modified EBITDA of equity-method investments	183	682	105	—	—	—	970

2020
Segment revenues:
Service revenues
External	$3,207	$1,416	$1,248	$32	$21	$—	$5,924
Internal	50	49	24	—	13	(136)	—
Total service revenues	3,257	1,465	1,272	32	34	(136)	5,924
Total service revenues – commodity consideration	21	7	101	—	—	—	129
Product sales
External	144	16	20	1,491	—	—	1,671
Internal	47	41	132	111	—	(331)	—
Total product sales	191	57	152	1,602	—	(331)	1,671
Net gain (loss) on commodity derivatives (2)	—	—	(2)	(3)	—	—	(5)
Total revenues	$3,469	$1,529	$1,523	$1,631	$34	$(467)	$7,719

Other financial information:
Additions to long-lived assets	$706	$137	$318	$—	$122	$—	$1,283
Proportional Modified EBITDA of equity-method investments	166	473	110	—	—	—	749

	Transmission & Gulf of Mexico	Northeast G&P	West	Gas & NGL Marketing Services (1)	Other	Eliminations	Total
	(Millions)
2019
Segment revenues:
Service revenues
External	$3,261	$1,291	$1,361	$3	$17	$—	$5,933
Internal	50	47	28	—	13	(138)	—
Total service revenues	3,311	1,338	1,389	3	30	(138)	5,933
Total service revenues – commodity consideration	41	12	150	—	—	—	203
Product sales
External	217	115	37	1,694	—	—	2,063
Internal	71	35	182	146	—	(434)	—
Total product sales	288	150	219	1,840	—	(434)	2,063
Net gain (loss) on commodity derivatives (2)	—	—	—	2	—	—	2
Total revenues	$3,640	$1,500	$1,758	$1,845	$30	$(572)	$8,201

Other financial information:
Additions to long-lived assets	$1,341	$1,245	$304	$—	$21	$—	$2,911
Proportional Modified EBITDA of equity-method investments	177	454	115	—	—	—	746
______________
(1)    As we are acting as agent for natural gas marketing customers of operations acquired in the Sequent Acquisition, revenues are presented net of the related costs of those activities in the Consolidated Statement of Income.
(2)    We record transactions that qualify as derivatives at fair value with changes in fair value recognized in earnings in the period of change and characterized as unrealized gains or losses. Gains and losses on derivatives held for energy trading purposes are presented on a net basis in revenue.

Total assets and equity method investments by reporting segment [Table Text Block]
The following table reflects Total assets and Equity-method investments by reportable segments:

	Total Assets		Equity-Method Investments
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(Millions)
Transmission & Gulf of Mexico	$20,394	$19,112	$602	$610
Northeast G&P	14,939	14,569	3,681	3,682
West	10,330	10,329	838	867
Gas & NGL Marketing Services	2,127	234	—	—
Other (1)	2,991	923	—	—
Eliminations (2)	(3,169)	(1,002)	—	—
Total	$47,612	$44,165	$5,121	$5,159
______________
(1)    Increase in Other is due primarily to an increased cash balance and the acquisitions of oil and gas properties in 2021.
(2)    Eliminations primarily relate to the intercompany notes and accounts receivable generated by our cash management program.